Fair Value Measurements - Summary of Company's Liabilities (Detail)	Jan. 12, 2021 USD ($)
Level 1 [Member] | Derivative Liabilities—Public Warrants [Member]
Derivative liabilities	$ 0
Level 1 [Member] | Derivative Liabilities—Private Warrants [Member]
Derivative liabilities	0
Level 1 [Member] | Derivative Liabilities—Forward Purchase Warrants [Member]
Derivative liabilities	0
Level 2 [Member] | Derivative Liabilities—Public Warrants [Member]
Derivative liabilities	0
Level 2 [Member] | Derivative Liabilities—Private Warrants [Member]
Derivative liabilities	0
Level 2 [Member] | Derivative Liabilities—Forward Purchase Warrants [Member]
Derivative liabilities	0
Level 3 [Member] | Derivative Liabilities—Public Warrants [Member]
Derivative liabilities	44,919,000
Level 3 [Member] | Derivative Liabilities—Private Warrants [Member]
Derivative liabilities	42,131,170
Level 3 [Member] | Derivative Liabilities—Forward Purchase Warrants [Member]
Derivative liabilities	$ 97,422,680